Intangible assets (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Intangible assets (Textual)
Goodwill		$ 4,569
Principal amount		84,159
NIS [Member]
Intangible assets (Textual)
Goodwill		268
Principal amount		4,936
Barter Agreement [Member]
Intangible assets (Textual)
Description of goodwill	The goodwill assigned to real estate in Israel amounts to NIS 268 (Ps. 5,451 at the exchange rate at the end of the financial year 2020), the one assigned to supermarkets amounted to NIS 192 and the assigned to Israel real state amounted to NIS 113. The rest is goodwill that is allocated to the real estate segment of Argentina.
Costs [Member]
Intangible assets (Textual)
Amortization charge	$ 343	1,052
General And Administrative Expenses [Member]
Intangible assets (Textual)
Amortization charge	2,265	1,653
Selling Expenses [Member]
Intangible assets (Textual)
Amortization charge	$ 2,700	$ 2,238